Pension and other schemes	12 Months Ended
Dec. 31, 2022
Pension and other schemes
Pension and other schemes

22Pension and other schemes

Defined contribution pension scheme

The Group operates a defined contribution pension scheme. The pension cost charge for the year represents contributions payable by the Group to the scheme and amounted to £1,070 thousand (2021: £471 thousand).Contributions totalling £220 thousand (2021: £9 thousand) were payable to the scheme at the end of the year and are included in trade and other payables.